NET CLAIMS INCURRED FOR LIFE, GENERAL AND HEALTH INSURANCE CONTRACTS, Components of Insurance Claims (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Claims Incurred for Life, General and Health Insurance Contracts [Abstract]
Net insurance claims	S/ 1,929,890	S/ 2,341,917	S/ 1,708,113
Life Insurance Contracts [Member]
Claims Incurred for Life, General and Health Insurance Contracts [Abstract]
Net insurance claims	1,295,549	1,777,295	1,244,771
General Insurance [Member]
Claims Incurred for Life, General and Health Insurance Contracts [Abstract]
Net insurance claims	317,729	254,616	194,739
Health Insurance [Member]
Claims Incurred for Life, General and Health Insurance Contracts [Abstract]
Net insurance claims	316,612	310,006	268,603
Gross Claims [Member]
Claims Incurred for Life, General and Health Insurance Contracts [Abstract]
Net insurance claims	2,277,035	2,884,258	1,991,154
Gross Claims [Member] | Life Insurance Contracts [Member]
Claims Incurred for Life, General and Health Insurance Contracts [Abstract]
Net insurance claims	1,547,674	2,183,789	1,383,344
Gross Claims [Member] | General Insurance [Member]
Claims Incurred for Life, General and Health Insurance Contracts [Abstract]
Net insurance claims	399,919	375,162	326,183
Gross Claims [Member] | Health Insurance [Member]
Claims Incurred for Life, General and Health Insurance Contracts [Abstract]
Net insurance claims	329,442	325,307	281,627
Ceded Claims [Member]
Claims Incurred for Life, General and Health Insurance Contracts [Abstract]
Net insurance claims	(347,145)	(542,341)	(283,041)
Ceded Claims [Member] | Life Insurance Contracts [Member]
Claims Incurred for Life, General and Health Insurance Contracts [Abstract]
Net insurance claims	(252,125)	(406,494)	(138,573)
Ceded Claims [Member] | General Insurance [Member]
Claims Incurred for Life, General and Health Insurance Contracts [Abstract]
Net insurance claims	(82,190)	(120,546)	(131,444)
Ceded Claims [Member] | Health Insurance [Member]
Claims Incurred for Life, General and Health Insurance Contracts [Abstract]
Net insurance claims	S/ (12,830)	S/ (15,301)	S/ (13,024)